Goodwill	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Goodwill [Abstract]
Goodwill

4. Goodwill

The change in the carrying amount of our goodwill by reportable segment for the period indicated was as follows:

(in millions)	License	Maintenance	Consulting	Total

Balance, April 30, 2015	$931.5	$2,851.7	$262.6	$4,045.8
Goodwill acquired	336.5	-	33.4	369.9
Currency translation effect	(10.2)	(36.3)	(3.2)	(49.7)
Balance, October 31, 2015	$1,257.8	$2,815.4	$292.8	$4,366.0

Goodwill acquired during fiscal 2016 relates to the GT Nexus Acquisition in the current quarter. See Note 3, Acquisitions.

In accordance with the FASB guidance related to goodwill and other intangible assets, we are required to assess the carrying amount of our goodwill for potential impairment annually or more frequently if events or a change in circumstances indicates that impairment may have occurred. We conduct our annual impairment test in the second quarter of each fiscal year as of September 30. We believe that our reportable segments are also representative of our reporting units for purposes of our goodwill impairment testing.

We conducted our most recent annual impairment assessment in the second quarter of fiscal 2016.  We chose to perform a Step 1 goodwill impairment assessment as of September 30, 2015.  This assessment did not indicate any potential impairment for any of our reporting units and no further testing was required.  We believe there was no impairment of our goodwill and no indication of potential impairment existed as of October 31, 2015. We have no accumulated impairment charges related to our goodwill.

4.    Goodwill

The following table reflects changes in the carrying amount of our goodwill by reportable segment for fiscal 2014 and 2015:

(in millions)	License	Maintenance	Consulting	Total
Balance, May 31, 2013	$849.6	$3,012.9	$277.3	$4,139.8
Goodwill acquired	114.8	0.5	-	115.3
Currency translation effect	14.7	43.1	4.3	62.1
Balance, May 31, 2014	979.1	3,056.5	281.6	4,317.2
Goodwill acquired	11.9	6.3	-	18.2
Currency translation effect	(59.5)	(211.1)	(19.0)	(289.6)
Balance, April 30, 2015	$931.5	$2,851.7	$262.6	$4,045.8

Goodwill acquired during fiscal 2015 totaled $18.2 million related to our acquisition of Saleslogix.  Goodwill acquired during fiscal 2014 totaled $115.3 million primarily related to our acquisition of PeopleAnswers. See Note 3, Acquisitions.

In accordance with the FASB guidance related to goodwill and other intangible assets, we are required to assess the carrying amount of our goodwill for potential impairment annually or more frequently if events or a change in circumstances indicate that impairment may have occurred. We conduct our annual impairment test in the second quarter of each fiscal year as of September 30. We believe that our reportable segments are also representative of our reporting units for purposes of our goodwill impairment testing.

We conducted our most recent annual impairment assessment in the second quarter of fiscal 2015.  We chose to perform a Step 1 goodwill impairment assessment as of September 30, 2014.  This assessment did not indicate any potential impairment for any of our reporting units and no further testing was required.  We believe there was no impairment of our goodwill and no indication of potential impairment existed as of April 30, 2015. The results of the annual tests performed in fiscal 2014 and 2013 indicated no impairment of goodwill and we have no accumulated impairment charges related to our goodwill.